Material accounting policies - Depreciation (Details)	12 Months Ended
Dec. 31, 2025
Vessels
Property, plant and equipment
Useful life measured as period of time	25 years
Dry docking/Scrubbers | Minimum
Property, plant and equipment
Useful life measured as period of time	2 years 6 months
Dry docking/Scrubbers | Maximum
Property, plant and equipment
Useful life measured as period of time	5 years
Furniture and fixtures | Minimum
Property, plant and equipment
Useful life measured as period of time	3 years
Furniture and fixtures | Maximum
Property, plant and equipment
Useful life measured as period of time	5 years